Organization and Basis of Presentation (Details Textual)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Feb. 14, 2008 shares	Dec. 31, 2016 USD ($) Customer shares	Dec. 31, 2015 USD ($) Customer $ / shares shares	Dec. 31, 2016 USD ($) Customer shares	Dec. 31, 2015 USD ($) Customer $ / shares shares	Jun. 30, 2016 USD ($) Customer shares	Jun. 30, 2015 USD ($) Customer shares
Organization and basis of presentation (Textual)
Number of shares issued | shares			20,879,350
Percentage of equity interest in merger			86.50%
Number of customers | Customer						500		500
Accumulated deficit | $				$ (38,259,399)		$ (38,259,399)		$ (34,758,262)	$ (28,555,446)
Negative working capital | $						10,885,327		3,749,885
Deferred revenue | $				2,057,607		2,057,607		3,419,616	2,241,820
Research and development expense | $				69,772	$ 64,830	219,904	$ 96,899	311,798	127,001
Loss contingency payable | $									$ 592,312
Insufficient shares | $	$ 85,960				$ 85,960		$ 85,960
Debt instruments and warrants outstanding | shares						105,215,698		120,941,836
Computation of dilutive shares | shares								98,322,309
Derivative liability conversion into notes payable | shares		18,231,003						2,820,180	400,000
Common stock, shares authorized | shares				300,000,000		300,000,000		300,000,000	100,000,000
Derivative liability | $								$ 188,128
Common stock, voting rights								More than 50
Common Stock [Member]
Organization and basis of presentation (Textual)
Common stock, voting rights	More than 50							More than 50
Maximum [Member]
Organization and basis of presentation (Textual)
Estimated useful lives								7 years
Conversion price per share | $ / shares		$ 1.00
Common stock, shares authorized | shares	200,000,000				200,000,000		200,000,000	300,000,000
Minimum [Member]
Organization and basis of presentation (Textual)
Estimated useful lives								3 years
Conversion price per share | $ / shares	$ 0.04				$ 0.04		$ 0.04
Common stock, shares authorized | shares	100,000,000				100,000,000		100,000,000	200,000,000
Revenue [Member]
Organization and basis of presentation (Textual)
Number of customers | Customer				1	1	1	1	1	1
Concentration risk, percentage				82.00%	99.00%	82.00%	98.00%	98.00%	64.00%
Accounts Receivable [Member]
Organization and basis of presentation (Textual)
Number of customers | Customer				1	1	1	1		1
Concentration risk, percentage				10.00%	10.00%	10.00%	10.00%		99.00%